UNITED STATEs
			  SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13F

				FORM 13 F COVER PAGE


Report for the Quarter Ended:

Check here if Amendment [_]   Amendment Number:
This Amendment:		[_]   is a restatement.
			[_]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:			COMPASS GROUP LLC

Address			126 E. 56th St. 19th FL.
			NEW YORK, NY 10022


13F File Number: 28-11282


The instituional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	ANIL L. CRASTO
Title:	CHIEF OPERATING OFFICER
Phone:	212-355-7525

Signature, Place, and Date of Signing:

/s/ ANIL L. CRASTO NEW YORK, NY APRIL 13, 2005


Report Type:

[x]	13F HOLDINGS REPORT.
[_]	13F NOTICE.
[_]	13F COMBINATION

List of Other Managers Reporting for this Manager:	0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13f Information Table Value Total:	$8555 (000's)

List of Other Included Managers:

No.	13F File Number		Name


		None
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FORM 13F INFORMATION TABLE

                                                        VALUE   SHRS OR SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP    (X$1000)PRN AMT PRN  CALL DISCRETION  MANAGERS SOLE   SHARED NONE

EMBOTELLADORA ANDINA SA         SPON ADR       29081P204     201   14500 SH         SOLE                 14500    0    0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206    1990   100000SH         SOLE                 100000   0    0
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT 90458E107    4900   66300 SH         SOLE                 66300    0    0
ISHARES INC                     MSCI JAPAN     464286848     504   35000 SH         SOLE                 35000    0    0
SELECT SECTOR SPDR TR           SBI INT-ENERGY 81369Y506     960   17640 SH         SOLE                 17640    0    0


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